Employee Benefit Plan, Tax Status (Narrative) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Tax Status [Line Items]
EBP, Tax Determination Letter, Obtained [true false]	true
EBP, Tax Determination Letter, Date	Aug. 25, 2023
EBP, Tax Qualification Status [Extensible Enumeration]	Qualified Plan [Member]